Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communication Services Portfolio

May 31, 2020

BAM-QTLY-0720
1.802182.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Communications Equipment - 0.9%
Communications Equipment - 0.9%
EchoStar Holding Corp. Class A (a)	182,000	$5,671,120
Diversified Telecommunication Services - 4.1%
Alternative Carriers - 2.0%
GCI Liberty, Inc. (a)	142,632	9,868,708
Vonage Holdings Corp. (a)	293,300	2,824,479
		12,693,187
Integrated Telecommunication Services - 2.1%
Verizon Communications, Inc.	225,000	12,910,500

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		25,603,687

Entertainment - 20.8%
Interactive Home Entertainment - 11.2%
Activision Blizzard, Inc.	433,900	31,232,122
DouYu International Holdings Ltd. ADR	611,665	5,504,985
Electronic Arts, Inc. (a)	136,500	16,773,120
Take-Two Interactive Software, Inc. (a)	92,200	12,554,874
Zynga, Inc. (a)	469,300	4,294,095
		70,359,196
Movies & Entertainment - 9.6%
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	274,965
Class B (a)	290,134	2,184,709
Netflix, Inc. (a)	61,600	25,855,368
Spotify Technology SA (a)(b)	6,800	1,230,324
The Walt Disney Co.	238,671	27,996,108
World Wrestling Entertainment, Inc. Class A	72,800	3,368,456
		60,909,930

TOTAL ENTERTAINMENT		131,269,126

Interactive Media & Services - 46.5%
Interactive Media & Services - 46.5%
Alphabet, Inc. Class A (a)	89,800	128,730,096
ANGI Homeservices, Inc. Class A (a)(b)	1,064,100	11,545,485
Facebook, Inc. Class A (a)	622,000	140,005,981
IAC/InterActiveCorp (a)	13,000	3,514,810
Match Group, Inc. (a)(b)	66,400	5,912,256
Zillow Group, Inc. Class A (a)	55,200	3,199,392
		292,908,020
Media - 19.0%
Broadcasting - 5.1%
Liberty Media Corp.:
rights 6/2/20 (a)	19,869	215,976
Liberty Media Class A (a)(b)	367,662	12,434,329
Liberty SiriusXM Series A (a)	215,100	7,851,150
Nexstar Broadcasting Group, Inc. Class A	41,300	3,440,703
Sinclair Broadcast Group, Inc. Class A	14,400	269,136
ViacomCBS, Inc. Class B	377,800	7,835,572
		32,046,866
Cable & Satellite - 13.9%
Altice U.S.A., Inc. Class A (a)	126,600	3,256,152
Comcast Corp. Class A	560,800	22,207,680
DISH Network Corp. Class A (a)	111,439	3,527,044
Liberty Broadband Corp. Class A (a)	222,123	29,917,747
Liberty Global PLC Class C (a)	1,300,000	26,819,000
Liberty Latin America Ltd. Class C (a)	199,800	1,918,080
		87,645,703

TOTAL MEDIA		119,692,569

Road & Rail - 2.5%
Trucking - 2.5%
Lyft, Inc. (a)(b)	498,400	15,579,984
Wireless Telecommunication Services - 4.9%
Wireless Telecommunication Services - 4.9%
Millicom International Cellular SA	241,100	5,861,141
T-Mobile U.S., Inc. (a)	249,305	24,940,472
		30,801,613
TOTAL COMMON STOCKS
(Cost $448,570,399)		621,526,119

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.11% (c)	5,564,792	5,565,905
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	25,042,765	25,045,269
TOTAL MONEY MARKET FUNDS
(Cost $30,611,174)		30,611,174
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $479,181,573)		652,137,293
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(22,752,149)
NET ASSETS - 100%		$629,385,144

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,875
Fidelity Securities Lending Cash Central Fund	132,870
Total	$135,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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